                             BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                 March 1, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20004

                  Re:   Smith Barney Trust II (filing relates to Smith Barney
                  Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Capital Preservation Fund, Smith Barney Capital Preservation Fund II and Smith Barney Short Duration Municipal Income Fund) (File Nos. 2-90519 and 811-4007)

Ladies and Gentlemen:

         On behalf of Smith Barney Trust II, a Massachusetts business trust, (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 62 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 25, 2005, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8267 with any comments or questions relating to this filing.


                                            Sincerely,

                                            /s/Barry N. Hurwitz
                                            --------------------------
                                            Barry N. Hurwitz